Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions			3 Months Ended		9 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates					3 months
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001					¥ 24,674
Residential condominiums under development	¥ 68,955	¥ 57,502	¥ 68,955		68,955
Finished goods	69,067	84,654	69,067		69,067
Write-down on residential condominiums under development			¥ 280	¥ 39	¥ 10,194	¥ 164
Effective tax rate			34.30%	33.90%	31.90%	30.70%
National corporation tax					24.00%
Inhabitant tax					4.00%
Statutory income tax rate					4.00%
Deductible enterprise tax					31.50%
Loans held for sale in installment loans	178,493	72,658	¥ 178,493		¥ 178,493
Goodwill acquired	566,156	495,276	566,156		566,156
Other intangible assets	420,434	425,548	420,434		420,434
Aggregate loan fair value	156,950	63,272	156,950		156,950
Decrease in current and deferred income taxes					215
Increase in retained earnings					215
Investment in operating leases
Significant Accounting Policies [Line Items]
Accumulated depreciation of Investment in operating leases	790,057	741,022
Property under Facility Operations
Significant Accounting Policies [Line Items]
Accumulated depreciation	155,622	132,184	155,622		155,622
Office Facilities
Significant Accounting Policies [Line Items]
Accumulated depreciation	¥ 72,086	¥ 68,524	¥ 72,086		¥ 72,086
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority					50.00%